Schedule of Investments (unaudited)	iShares® MSCI China A ETF
October 31, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 0.8%
AECC Aero-Engine Control Co. Ltd., Class A	120,498	$493,788
AECC Aviation Power Co. Ltd., Class A	241,298	1,605,198
AVIC Electromechanical Systems Co. Ltd., Class A	339,699	541,797
AVICOPTER PLC, Class A	60,299	361,550
Kuang-Chi Technologies Co. Ltd., Class A(a)	201,240	475,293
		3,477,626
Air Freight & Logistics — 1.0%
SF Holding Co. Ltd., Class A	441,815	2,911,186
Sinotrans Ltd., Class A	422,600	204,752
YTO Express Group Co. Ltd., Class A	301,000	774,776
Yunda Holding Co. Ltd., Class A	241,200	434,461
		4,325,175
Airlines — 0.5%
Air China Ltd., Class A(a)	602,800	796,876
China Eastern Airlines Corp. Ltd., Class A(a)	846,400	555,266
China Southern Airlines Co. Ltd., Class A(a)	956,224	845,324
		2,197,466
Auto Components — 1.1%
Changzhou Xingyu Automotive Lighting Systems Co. Ltd., Class A	28,597	477,877
Fuyao Glass Industry Group Co. Ltd., Class A	180,600	823,240
Huayu Automotive Systems Co. Ltd., Class A	271,700	621,270
Huizhou Desay Sv Automotive Co. Ltd., Class A	47,000	664,026
Ningbo Joyson Electronic Corp., Class A(a)	120,800	252,903
Ningbo Tuopu Group Co. Ltd., Class A	102,305	904,288
Sailun Group Co. Ltd., Class A	270,900	321,000
Shandong Linglong Tyre Co. Ltd., Class A	120,800	270,238
Shenzhen Kedali Industry Co. Ltd., Class A	23,000	288,193
		4,623,035
Automobiles — 2.3%
BYD Co. Ltd., Class A	162,273	5,465,653
Chongqing Changan Automobile Co. Ltd., Class A	744,938	1,146,809
FAW Jiefang Group Co. Ltd., Class A	270,900	257,269
Great Wall Motor Co. Ltd., Class A	210,789	838,201
Guangzhou Automobile Group Co. Ltd., Class A	421,400	651,660
SAIC Motor Corp. Ltd., Class A	722,806	1,357,312
		9,716,904
Banks — 9.5%
Agricultural Bank of China Ltd., Class A	7,610,100	2,864,491
Bank of Beijing Co. Ltd., Class A	1,923,200	1,059,607
Bank of Changsha Co. Ltd., Class A	361,200	317,386
Bank of Chengdu Co. Ltd., Class A	331,177	615,385
Bank of China Ltd., Class A	3,138,000	1,287,952
Bank of Communications Co. Ltd., Class A	3,513,902	2,132,931
Bank of Hangzhou Co. Ltd., Class A	542,288	895,021
Bank of Jiangsu Co. Ltd., Class A	1,342,600	1,267,565
Bank of Nanjing Co. Ltd., Class A	904,280	1,273,615
Bank of Ningbo Co. Ltd., Class A	595,921	1,934,787
Bank of Shanghai Co. Ltd., Class A	1,310,069	997,173
China Construction Bank Corp., Class A	858,600	625,267
China Everbright Bank Co. Ltd., Class A	3,692,000	1,370,104
China Merchants Bank Co. Ltd., Class A	1,845,202	6,772,063
China Minsheng Banking Corp. Ltd., Class A	3,180,380	1,431,135
China Zheshang Bank Co. Ltd., Class A(a)	1,535,100	577,691
Chongqing Rural Commercial Bank Co. Ltd., Class A	806,630	383,893
Huaxia Bank Co. Ltd., Class A	1,171,960	765,892
Industrial & Commercial Bank of China Ltd., Class A	5,621,100	3,182,914
Security	Shares	Value

Banks (continued)
Industrial Bank Co. Ltd., Class A	1,861,547	$3,819,841
Ping An Bank Co. Ltd., Class A	1,735,556	2,450,786
Postal Savings Bank of China Co. Ltd., Class A	2,380,700	1,260,036
Qingdao Rural Commercial Bank Corp., Class A	544,300	205,593
Shanghai Pudong Development Bank Co. Ltd., Class A	2,627,820	2,382,601
		39,873,729
Beverages — 9.7%
Anhui Gujing Distillery Co. Ltd., Class A	33,199	894,240
Anhui Kouzi Distillery Co. Ltd., Class A	58,700	324,350
Anhui Yingjia Distillery Co. Ltd., Class A	60,200	387,172
Beijing Shunxin Agriculture Co. Ltd., Class A	61,000	170,534
Chongqing Brewery Co. Ltd., Class A	45,195	538,048
Jiangsu King’s Luck Brewery JSC Ltd., Class A	120,400	614,101
Jiangsu Yanghe Brewery Joint-Stock Co. Ltd., Class A	137,400	2,451,028
JiuGui Liquor Co. Ltd., Class A	30,100	419,299
Kweichow Moutai Co. Ltd., Class A	112,003	20,651,402
Luzhou Laojiao Co. Ltd., Class A	133,100	2,840,147
Shanghai Bairun Investment Holding Group Co. Ltd., Class A	93,488	389,186
Shanxi Xinghuacun Fen Wine Factory Co. Ltd., Class A	109,101	3,461,823
Sichuan Swellfun Co. Ltd., Class A	46,900	362,810
Tsingtao Brewery Co. Ltd., Class A	65,800	734,912
Wuliangye Yibin Co. Ltd., Class A	343,714	6,266,821
		40,505,873
Biotechnology — 1.8%
Beijing Tiantan Biological Products Corp. Ltd., Class A	146,421	414,227
Beijing Wantai Biological Pharmacy Enterprise Co. Ltd., Class A	56,255	962,668
BGI Genomics Co. Ltd., Class A	35,700	269,643
Bloomage Biotechnology Corp. Ltd.	28,498	413,738
Chongqing Zhifei Biological Products Co. Ltd., Class A	146,200	1,701,031
Daan Gene Co. Ltd., Class A	120,444	293,050
Hualan Biological Engineering Inc., Class A	151,748	367,292
Imeik Technology Development Co. Ltd., Class A	16,000	919,351
Shanghai Junshi Biosciences Co. Ltd., Class A(a)	61,308	595,774
Shanghai RAAS Blood Products Co. Ltd., Class A	541,800	401,517
Shenzhen Kangtai Biological Products Co. Ltd., Class A	102,256	434,185
Walvax Biotechnology Co. Ltd., Class A	149,198	783,974
Zhejiang Orient Gene Biotech Co. Ltd., Class A	13,956	156,803
		7,713,253
Building Products — 0.3%
Beijing New Building Materials PLC, Class A	150,900	408,676
Guangdong Kinlong Hardware Products Co. Ltd., Class A	30,120	325,934
Zhejiang Weixing New Building Materials Co. Ltd., Class A	120,404	285,955
Zhuzhou Kibing Group Co. Ltd., Class A	215,800	231,280
		1,251,845
Capital Markets — 5.7%
BOC International China Co. Ltd., Class A	240,800	347,351
Caitong Securities Co. Ltd., Class A	391,351	382,156
Changjiang Securities Co. Ltd., Class A	542,200	386,171
China Galaxy Securities Co. Ltd., Class A	361,600	445,471
China Great Wall Securities Co. Ltd., Class A	211,100	233,089
China International Capital Corp. Ltd., Class A	111,400	527,363
China Merchants Securities Co. Ltd., Class A	662,207	1,131,317
CITIC Securities Co. Ltd., Class A	1,083,670	2,544,293
CSC Financial Co. Ltd., Class A	361,639	1,167,544
Dongxing Securities Co. Ltd., Class A	331,139	351,062
East Money Information Co. Ltd., Class A	1,173,916	2,503,326
Everbright Securities Co. Ltd., Class A	361,600	693,925

Schedule of Investments (unaudited) (continued)	iShares® MSCI China A ETF
October 31, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Capital Markets (continued)
First Capital Securities Co. Ltd., Class A	361,200	$274,058
Founder Securities Co. Ltd., Class A	723,200	624,792
GF Securities Co. Ltd., Class A	512,100	953,805
Guangzhou Yuexiu Financial Holdings Group Co. Ltd., Class A	336,891	256,200
Guolian Securities Co. Ltd., Class A	180,600	230,359
Guosen Securities Co. Ltd., Class A	556,100	654,835
Guotai Junan Securities Co. Ltd., Class A	662,645	1,197,064
Guoyuan Securities Co. Ltd., Class A	391,744	333,847
Haitong Securities Co. Ltd., Class A	874,500	1,007,470
Hithink RoyalFlush Information Network Co. Ltd., Class A	54,300	631,498
Huatai Securities Co. Ltd., Class A	633,300	1,034,913
Huaxi Securities Co. Ltd., Class A	241,200	241,968
Industrial Securities Co. Ltd., Class A(a)	745,808	555,899
Nanjing Securities Co. Ltd., Class A	301,462	326,112
Northeast Securities Co. Ltd., Class A	211,100	182,856
Orient Securities Co. Ltd., Class A	675,621	716,906
Sealand Securities Co. Ltd., Class A	482,800	214,165
Shanxi Securities Co. Ltd., Class A	331,557	233,458
Shenwan Hongyuan Group Co. Ltd., Class A	1,989,000	1,055,554
Sinolink Securities Co. Ltd., Class A	331,988	357,845
SooChow Securities Co. Ltd., Class A	452,338	404,479
Southwest Securities Co. Ltd., Class A	615,600	311,031
Western Securities Co. Ltd., Class A	362,420	295,363
Zheshang Securities Co. Ltd., Class A	331,527	460,561
Zhongtai Securities Co. Ltd.	512,900	445,876
		23,713,982
Chemicals — 6.5%
Asia - Potash International Investment Guangzhou Co. Ltd.(a)	88,500	307,583
CNGR Advanced Material Co. Ltd.	32,500	320,845
CNNC Hua Yuan Titanium Dioxide Co. Ltd., Class A	264,740	241,376
Do-Fluoride New Materials Co. Ltd., Class A	61,000	259,480
Guangzhou Tinci Materials Technology Co. Ltd., Class A	176,020	1,020,239
Hangzhou Oxygen Plant Group Co. Ltd., Class A	90,300	517,616
Hengli Petrochemical Co. Ltd., Class A	512,115	1,073,467
Hengyi Petrochemical Co. Ltd., Class A	331,976	303,726
Hoshine Silicon Industry Co. Ltd., Class A	44,600	581,036
Huafon Chemical Co. Ltd., Class A	421,400	383,144
Hubei Xingfa Chemicals Group Co. Ltd., Class A	104,800	404,751
Inner Mongolia Junzheng Energy & Chemical Industry Group Co. Ltd., Class A	753,300	399,492
Inner Mongolia Yuan Xing Energy Co. Ltd., Class A	305,500	268,842
Jiangsu Eastern Shenghong Co. Ltd., Class A	331,100	555,478
Jiangsu Yangnong Chemical Co. Ltd., Class A	30,100	379,181
Jiangsu Yoke Technology Co. Ltd., Class A	45,100	361,287
Kingfa Sci & Tech Co. Ltd., Class A	244,100	322,716
LB Group Co. Ltd., Class A	210,709	442,425
Luxi Chemical Group Co. Ltd., Class A	180,600	280,285
Ningbo Shanshan Co. Ltd.	180,600	442,489
Ningxia Baofeng Energy Group Co. Ltd., Class A	540,500	845,659
Qinghai Salt Lake Industry Co. Ltd., Class A(a)	471,500	1,385,081
Rongsheng Petrochemical Co. Ltd., Class A	904,601	1,322,133
Satellite Chemical Co. Ltd., Class A	280,277	474,453
Shandong Hualu Hengsheng Chemical Co. Ltd., Class A	181,460	648,484
Shanghai Putailai New Energy Technology Co. Ltd., Class A	128,120	872,386
Shenzhen Capchem Technology Co. Ltd., Class A	70,820	349,301
Shenzhen Dynanonic Co. Ltd.	16,200	570,592
Shenzhen Senior Technology Co. Ltd., Class A	120,417	304,258
Security	Shares	Value

Chemicals (continued)
Sichuan Hebang Biotechnology Co. Ltd., Class A	752,500	$296,250
Sichuan Yahua Industrial Group Co. Ltd., Class A	109,700	400,657
Sinoma Science & Technology Co. Ltd., Class A	150,500	367,754
Sinopec Shanghai Petrochemical Co. Ltd., Class A	632,531	264,460
Skshu Paint Co. Ltd., Class A(a)	33,460	397,412
SuZhou TA&A Ultra Clean Technology Co. Ltd., Class A	55,600	469,798
Tianqi Lithium Corp., Class A(a)	128,800	1,673,392
Tongkun Group Co. Ltd., Class A	211,597	350,226
Transfar Zhilian Co. Ltd., Class A	271,733	183,265
Wanhua Chemical Group Co. Ltd., Class A	285,800	3,137,684
Weihai Guangwei Composites Co. Ltd., Class A	51,695	547,086
Xinjiang Zhongtai Chemical Co. Ltd., Class A	240,800	193,164
Yunnan Energy New Material Co. Ltd., Class A	79,615	1,606,167
Yunnan Yuntianhua Co. Ltd.(a)	149,700	411,559
Zangge Mining Co. Ltd.	123,800	460,136
Zhejiang Juhua Co. Ltd., Class A	241,200	516,793
Zhejiang Yongtai Technology Co. Ltd., Class A	83,800	250,246
Zibo Qixiang Tengda Chemical Co. Ltd., Class A(a)	265,600	246,985
		27,410,839
Commercial Services & Supplies — 0.3%
Beijing Originwater Technology Co. Ltd., Class A	361,200	231,977
Shanghai M&G Stationery Inc., Class A	90,300	497,024
Zhejiang Weiming Environment Protection Co. Ltd., Class A	150,853	388,597
		1,117,598
Communications Equipment — 0.8%
Fiberhome Telecommunication Technologies Co. Ltd., Class A	90,399	170,250
Guangzhou Haige Communications Group Inc. Co., Class A	180,600	208,393
Hengtong Optic-Electric Co. Ltd., Class A	216,600	576,434
Tianjin 712 Communication & Broadcasting Co. Ltd., Class A	60,600	325,129
Yealink Network Technology Corp. Ltd., Class A	89,055	838,428
Zhongji Innolight Co. Ltd., Class A	60,688	242,429
ZTE Corp., Class A	359,300	1,088,871
		3,449,934
Construction & Engineering — 1.9%
China Energy Engineering Corp. Ltd.	2,910,400	908,468
China National Chemical Engineering Co. Ltd., Class A	541,810	523,539
China Railway Group Ltd., Class A	1,866,200	1,270,617
China State Construction Engineering Corp. Ltd., Class A	3,762,500	2,433,795
Metallurgical Corp. of China Ltd., Class A	1,597,300	628,159
Power Construction Corp. of China Ltd., Class A	1,356,500	1,303,938
Shanghai Construction Group Co. Ltd., Class A	813,900	285,271
Sichuan Road & Bridge Co. Ltd., Class A	428,600	658,676
		8,012,463
Construction Materials — 0.6%
Anhui Conch Cement Co. Ltd., Class A	361,600	1,199,118
BBMG Corp., Class A	812,700	258,564
China Jushi Co. Ltd., Class A	361,550	577,384
Huaxin Cement Co. Ltd., Class A	120,419	220,311
Tangshan Jidong Cement Co. Ltd., Class A	240,800	249,503
		2,504,880
Distributors — 0.1%
Wuchan Zhongda Group Co. Ltd., Class A	482,014	274,296
Diversified Financial Services — 0.1%
AVIC Industry-Finance Holdings Co. Ltd., Class A	842,801	348,563

Schedule of Investments (unaudited) (continued)	iShares® MSCI China A ETF
October 31, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Electrical Equipment — 7.1%
Beijing Easpring Material Technology Co. Ltd., Class A	48,500	$391,990
Contemporary Amperex Technology Co. Ltd., Class A	210,102	10,725,869
Dongfang Electric Corp. Ltd., Class A	241,290	764,641
Eve Energy Co. Ltd., Class A	173,582	1,970,513
Fangda Carbon New Material Co. Ltd., Class A(a)	331,528	271,841
Ginlong Technologies Co. Ltd., Class A	34,200	872,332
Gotion High-tech Co. Ltd., Class A	152,000	625,164
Hongfa Technology Co. Ltd., Class A	98,100	460,038
Jiangsu Zhongtian Technology Co. Ltd., Class A	301,400	903,913
Jiangxi Special Electric Motor Co. Ltd., NVS(a)	150,500	391,691
Ming Yang Smart Energy Group Ltd., Class A	195,200	664,621
NARI Technology Co. Ltd., Class A	578,474	1,932,663
Ningbo Orient Wires & Cables Co. Ltd.	60,200	632,129
Ningbo Ronbay New Energy Technology Co. Ltd.	40,058	431,688
Pylon Technologies Co. Ltd., NVS	12,341	518,900
Shanghai Electric Group Co. Ltd., Class A(a)	1,115,350	591,192
Sieyuan Electric Co. Ltd.	61,000	278,643
Sungrow Power Supply Co. Ltd., Class A	134,700	2,407,409
Sunwoda Electronic Co. Ltd., Class A	150,599	477,707
Suzhou Maxwell Technologies Co. Ltd., Class A	15,360	1,005,372
TBEA Co. Ltd., Class A	331,500	924,112
Titan Wind Energy Suzhou Co. Ltd., Class A	151,300	242,618
Xinjiang Goldwind Science & Technology Co. Ltd., Class A	289,751	413,407
Zhefu Holding Group Co. Ltd., Class A	426,600	227,988
Zhejiang Chint Electrics Co. Ltd., Class A	200,400	695,491
Zhejiang HangKe Technology Inc. Co., Class A	40,170	274,386
Zhuzhou CRRC Times Electric Co. Ltd., NVS	55,560	477,053
		29,573,371
Electronic Equipment, Instruments & Components — 4.2%
Avary Holding Shenzhen Co. Ltd., Class A	179,400	729,225
Beijing Yuanliu Hongyuan Electronic Technology Co. Ltd., Class A	25,600	399,869
BOE Technology Group Co. Ltd., Class A	3,344,328	1,526,076
Chaozhou Three-Circle Group Co. Ltd., Class A	150,900	584,522
China Railway Signal & Communication Corp. Ltd., Class A	608,781	376,047
China Zhenhua Group Science & Technology Co. Ltd., Class A	50,400	928,065
Foxconn Industrial Internet Co. Ltd., Class A	872,906	977,155
GoerTek Inc., Class A	301,804	891,237
Guangzhou Shiyuan Electronic Technology Co. Ltd., Class A	60,867	539,875
Huagong Tech Co. Ltd., Class A	90,383	207,281
Lens Technology Co. Ltd., Class A	421,800	574,178
Lingyi iTech Guangdong Co., Class A(a)	604,000	389,696
Luxshare Precision Industry Co. Ltd., Class A	633,368	2,451,385
Maxscend Microelectronics Co. Ltd., Class A	49,856	627,688
OFILM Group Co. Ltd., Class A(a)	271,700	173,606
Raytron Technology Co. Ltd., Class A	46,896	304,594
Shanghai Friendess Electronic Technology Corp. Ltd., Class A	14,144	397,334
Shengyi Technology Co. Ltd., Class A	211,182	399,881
Shennan Circuits Co. Ltd., Class A	51,667	529,298
Shenzhen Sunlord Electronics Co. Ltd., Class A	78,300	228,810
Suzhou Dongshan Precision Manufacturing Co. Ltd., Class A	157,400	542,145
Tianma Microelectronics Co. Ltd., Class A	211,500	255,233
Unisplendour Corp. Ltd., Class A	243,891	570,820
Westone Information Industry Inc., Class A	63,300	314,030
Wingtech Technology Co. Ltd., Class A	116,111	757,600
Wuhan Guide Infrared Co. Ltd., Class A	254,611	404,063
Security	Shares	Value

Electronic Equipment, Instruments & Components (continued)
WUS Printed Circuit Kunshan Co. Ltd., Class A	150,590	$223,301
Xiamen Faratronic Co. Ltd.	22,900	551,483
Zhejiang Dahua Technology Co. Ltd., Class A	243,300	384,186
Zhuzhou Hongda Electronics Corp. Ltd.	30,100	182,023
		17,420,706
Energy Equipment & Services — 0.1%
Offshore Oil Engineering Co. Ltd., Class A	392,968	251,689
Yantai Jereh Oilfield Services Group Co. Ltd., Class A	90,385	370,788
		622,477
Entertainment — 0.5%
37 Interactive Entertainment Network Technology Group Co. Ltd., Class A	180,693	357,714
Beijing Enlight Media Co. Ltd., Class A	270,900	248,890
G-Bits Network Technology Xiamen Co. Ltd., Class A	5,500	191,228
Giant Network Group Co. Ltd., Class A	181,412	191,761
Kunlun Tech Co. Ltd., Class A	90,300	160,535
Mango Excellent Media Co. Ltd., Class A	172,580	517,566
Perfect World Co. Ltd., Class A	180,652	280,331
Zhejiang Century Huatong Group Co. Ltd., Class A(a)	632,982	319,523
		2,267,548
Food & Staples Retailing — 0.2%
DaShenLin Pharmaceutical Group Co. Ltd., Class A	72,326	358,672
Yifeng Pharmacy Chain Co. Ltd., Class A	60,217	461,027
		819,699
Food Products — 4.5%
Angel Yeast Co. Ltd., Class A	83,996	415,528
Anjoy Foods Group Co. Ltd., Class A	28,900	530,094
Beijing Dabeinong Technology Group Co. Ltd., Class A(a)	361,600	452,328
Chacha Food Co. Ltd., Class A	30,200	182,391
Chongqing Fuling Zhacai Group Co. Ltd., Class A	60,200	184,934
Foshan Haitian Flavouring & Food Co. Ltd., Class A	349,066	2,845,925
Fujian Sunner Development Co. Ltd., Class A	120,400	360,413
Guangdong Haid Group Co. Ltd., Class A	150,599	1,186,147
Heilongjiang Agriculture Co. Ltd., Class A	150,900	284,026
Henan Shuanghui Investment & Development Co. Ltd., Class A	301,400	936,477
Inner Mongolia Yili Industrial Group Co. Ltd., Class A	572,700	1,973,994
Jiangxi Zhengbang Technology Co. Ltd., Class A(a)	270,900	129,270
Jonjee Hi-Tech Industrial And Commercial Holding Co. Ltd., Class A	76,562	283,509
Juewei Food Co. Ltd., Class A	60,200	388,519
Muyuan Foods Co. Ltd., Class A	482,019	3,088,971
New Hope Liuhe Co. Ltd., Class A(a)	405,500	715,049
Toly Bread Co. Ltd., Class A	128,365	197,373
Tongwei Co. Ltd., Class A	405,893	2,414,254
Wens Foodstuffs Group Co. Ltd., Class A(a)	573,546	1,402,278
Yihai Kerry Arawana Holdings Co. Ltd., Class A	121,200	633,397
Yuan Longping High-Tech Agriculture Co. Ltd., Class A(a)	120,400	238,051
		18,842,928
Gas Utilities — 0.1%
ENN Natural Gas Co. Ltd., Class A	211,900	449,051

Health Care Equipment & Supplies — 1.7%
Intco Medical Technology Co. Ltd., Class A	66,236	192,307
Jafron Biomedical Co. Ltd., Class A	77,550	335,236
Jiangsu Yuyue Medical Equipment & Supply Co. Ltd., Class A	60,600	268,760
Lepu Medical Technology Beijing Co. Ltd., Class A	150,900	520,437
Ovctek China Inc., Class A	81,380	329,601

Schedule of Investments (unaudited) (continued)	iShares® MSCI China A ETF
October 31, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Health Care Equipment & Supplies (continued)
Shenzhen Mindray Bio-Medical Electronics Co. Ltd., Class A	108,734	$4,835,209
Shenzhen New Industries Biomedical Engineering Co. Ltd., Class A	60,200	475,324
		6,956,874
Health Care Providers & Services — 1.4%
Aier Eye Hospital Group Co. Ltd., Class A	628,149	2,120,493
China Meheco Co. Ltd., Class A	126,520	217,619
Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd., Class A	120,800	443,858
Guangzhou Kingmed Diagnostics Group Co. Ltd., Class A	41,097	422,226
Huadong Medicine Co. Ltd., Class A	150,925	844,698
Jointown Pharmaceutical Group Co. Ltd., Class A	196,570	337,115
Meinian Onehealth Healthcare Holdings Co. Ltd., Class A(a)	361,560	210,549
Shanghai Pharmaceuticals Holding Co. Ltd., Class A	241,209	578,890
Topchoice Medical Corp., Class A(a)	30,100	504,375
		5,679,823
Health Care Technology — 0.1%
Winning Health Technology Group Co. Ltd., Class A	181,088	239,530
Hotels, Restaurants & Leisure — 0.4%
BTG Hotels Group Co. Ltd., Class A	90,300	267,632
Shanghai Jinjiang International Hotels Co. Ltd., Class A	86,100	641,342
Shenzhen Overseas Chinese Town Co. Ltd., Class A	754,156	433,256
Songcheng Performance Development Co. Ltd., Class A	240,872	378,482
		1,720,712
Household Durables — 1.3%
Beijing Roborock Technology Co. Ltd., Class A	8,964	288,232
Ecovacs Robotics Co. Ltd., Class A	48,300	385,648
Gree Electric Appliances Inc. of Zhuhai, Class A	234,500	918,641
Haier Smart Home Co. Ltd., Class A	542,600	1,540,519
Hangzhou Robam Appliances Co. Ltd., Class A	90,364	252,616
Jason Furniture Hangzhou Co. Ltd., Class A	79,220	326,851
Oppein Home Group Inc., Class A	48,883	543,155
TCL Technology Group Corp., Class A	1,265,838	676,334
Xiamen Intretech Inc., Class A	65,926	155,061
Zhejiang Supor Co. Ltd., Class A	53,898	294,338
		5,381,395
Independent Power and Renewable Electricity Producers — 3.2%
CECEP Solar Energy Co. Ltd., Class A	274,800	254,136
CECEP Wind Power Corp, Class A	437,800	256,036
China National Nuclear Power Co. Ltd., Class A	1,595,347	1,313,502
China Three Gorges Renewables Group Co. Ltd., Class A	2,558,500	1,945,774
China Yangtze Power Co. Ltd., Class A	2,046,888	5,666,457
GD Power Development Co. Ltd., Class A(a)	1,565,200	933,067
Huadian Power International Corp. Ltd., Class A	752,500	558,527
Huaneng Power International Inc., Class A(a)	813,900	744,100
SDIC Power Holdings Co. Ltd., Class A	662,600	911,810
Shenzhen Energy Group Co. Ltd., Class A	421,818	328,283
Sichuan Chuantou Energy Co. Ltd., Class A	331,100	498,906
		13,410,598
Industrial Conglomerates — 0.1%
China Baoan Group Co. Ltd., Class A	211,100	333,032
Insurance — 2.0%
China Life Insurance Co. Ltd., Class A	241,600	876,896
China Pacific Insurance Group Co. Ltd., Class A	621,816	1,614,845
New China Life Insurance Co. Ltd., Class A	181,400	580,130
People’s Insurance Co. Group of China Ltd. (The), Class A	663,500	439,117
Security	Shares	Value

Insurance (continued)
Ping An Insurance Group Co. of China Ltd., Class A	970,223	$4,791,976
		8,302,964
IT Services — 0.1%
Beijing Sinnet Technology Co. Ltd., Class A	150,999	178,470
DHC Software Co. Ltd., Class A	270,900	228,142
		406,612
Life Sciences Tools & Services — 1.0%
Hangzhou Tigermed Consulting Co. Ltd., Class A	35,104	399,051
Joinn Laboratories China Co. Ltd., Class A	42,624	332,670
Pharmaron Beijing Co. Ltd., Class A	90,300	638,206
Shanghai Medicilon Inc., Class A	8,706	263,034
WuXi AppTec Co. Ltd., Class A	232,548	2,424,275
		4,057,236
Machinery — 2.8%
China CSSC Holdings Ltd., Class A	391,300	1,418,400
CRRC Corp. Ltd., Class A	2,231,990	1,446,126
Jiangsu Hengli Hydraulic Co. Ltd., Class A	120,424	905,729
Keda Industrial Group Co. Ltd.	150,500	320,028
Luoyang Xinqianglian Slewing Bearing Co. Ltd.	30,150	287,942
Ningbo Deye Technology Co. Ltd., NVS	17,700	790,054
North Industries Group Red Arrow Co. Ltd., Class A	128,900	361,976
Riyue Heavy Industry Co. Ltd., Class A	92,982	280,627
Sany Heavy Industry Co. Ltd., Class A	753,350	1,390,622
Shenzhen Inovance Technology Co. Ltd., Class A	240,811	2,194,715
Weichai Power Co. Ltd., Class A	602,000	747,443
Wuxi Shangji Automation Co. Ltd., Class A	34,380	574,863
XCMG Construction Machinery Co. Ltd., Class A	693,100	437,803
Zhejiang Dingli Machinery Co. Ltd., Class A	50,498	309,857
Zoomlion Heavy Industry Science and Technology Co. Ltd., Class A	633,650	462,690
		11,928,875
Marine — 0.4%
COSCO SHIPPING Holdings Co. Ltd., Class A	1,137,050	1,743,166
Media — 0.2%
Focus Media Information Technology Co. Ltd., Class A	1,267,060	775,604
Metals & Mining — 4.9%
Aluminum Corp. of China Ltd., Class A	1,175,100	619,739
Anhui Honglu Steel Construction Group Co. Ltd., Class A	66,530	309,602
Baoshan Iron & Steel Co. Ltd., Class A	2,019,570	1,326,581
Chengtun Mining Group Co. Ltd., Class A	241,600	182,982
Chifeng Jilong Gold Mining Co. Ltd., Class A(a)	151,300	389,835
China Minmetals Rare Earth Co. Ltd., Class A(a)	90,300	355,723
China Northern Rare Earth Group High-Tech Co. Ltd., Class A	330,200	1,094,128
CMOC Group Ltd., Class A	1,537,100	870,777
Ganfeng Lithium Group Co. Ltd., Class A	147,370	1,587,174
GEM Co. Ltd., Class A	423,096	429,140
Henan Shenhuo Coal & Power Co. Ltd.	180,600	345,565
Hesteel Co. Ltd., Class A	982,800	290,517
Huaibei Mining Holdings Co. Ltd.	210,700	373,740
Hunan Valin Steel Co. Ltd., Class A	635,040	346,477
Inner Mongolia BaoTou Steel Union Co. Ltd., Class A	4,068,300	977,065
Inner Mongolia ERDOS Resources Co. Ltd.	110,780	210,637
Jiangxi Copper Co. Ltd., Class A	181,000	380,515
Maanshan Iron & Steel Co. Ltd., Class A	541,800	186,531
Pangang Group Vanadium Titanium & Resources Co. Ltd., Class A(a)	753,300	464,996
Shandong Gold Mining Co. Ltd., Class A	301,428	713,046

Schedule of Investments (unaudited) (continued)	iShares® MSCI China A ETF
October 31, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Metals & Mining (continued)
Shandong Nanshan Aluminum Co. Ltd., Class A	1,024,600	$431,207
Shanxi Meijin Energy Co. Ltd., Class A	391,700	468,096
Shanxi Taigang Stainless Steel Co. Ltd., Class A	512,100	276,816
Shenghe Resources Holding Co. Ltd., Class A	162,800	297,394
Sinomine Resource Group Co. Ltd., Class A	43,780	536,017
Tianshan Aluminum Group Co. Ltd., Class A	334,000	284,594
Tibet Summit Resources Co. Ltd., Class-A(a)	88,500	252,603
Tongling Nonferrous Metals Group Co. Ltd., Class A	933,900	321,617
Western Mining Co. Ltd., Class A	210,700	273,199
Western Superconducting Technologies Co. Ltd., Class A	46,968	746,657
Xiamen Tungsten Co. Ltd., Class A	120,898	330,983
Yintai Gold Co. Ltd., Class A	211,520	414,339
YongXing Special Materials Technology Co. Ltd., Class A	32,800	521,259
Youngy Co. Ltd.(a)	25,200	379,781
Yunnan Aluminium Co. Ltd., Class A	301,000	376,660
Yunnan Tin Co. Ltd., Class A	150,500	233,975
Zhejiang Huayou Cobalt Co. Ltd., Class A	145,012	1,078,782
Zijin Mining Group Co. Ltd., Class A	1,837,700	1,988,749
		20,667,498
Oil, Gas & Consumable Fuels — 3.2%
China Merchants Energy Shipping Co. Ltd., Class A	656,600	626,335
China Petroleum & Chemical Corp., Class A	2,859,743	1,589,367
China Shenhua Energy Co. Ltd., Class A	602,499	2,299,279
COSCO SHIPPING Energy Transportation Co. Ltd., Class A(a)	301,049	693,840
Guanghui Energy Co. Ltd., Class A	573,083	803,347
Inner Mongolia Dian Tou Energy Corp. Ltd.	180,600	304,355
Jizhong Energy Resources Co. Ltd.	331,100	273,976
PetroChina Co. Ltd., Class A	1,939,700	1,264,164
Pingdingshan Tianan Coal Mining Co. Ltd.	210,700	317,413
Shaanxi Coal Industry Co. Ltd., Class A	844,401	2,282,995
Shan Xi Hua Yang Group New Energy Co. Ltd.	210,700	485,366
Shanxi Coking Coal Energy Group Co. Ltd., Class A	376,860	584,423
Shanxi Lu’an Environmental Energy Development Co. Ltd., Class A	271,300	621,854
Yankuang Energy Group Co. Ltd., Class A	231,200	1,279,130
		13,425,844
Paper & Forest Products — 0.2%
Chengxin Lithium Group Co. Ltd., Class A	81,000	479,493
Shandong Sun Paper Industry JSC Ltd., Class A	241,200	345,534
		825,027
Personal Products — 0.3%
By-health Co. Ltd., Class A	150,900	360,996
Proya Cosmetics Co. Ltd., Class A	15,440	351,910
Yunnan Botanee Bio-Technology Group Co. Ltd.	27,500	536,413
		1,249,319
Pharmaceuticals — 3.7%
Apeloa Pharmaceutical Co. Ltd., Class A	90,700	257,325
Asymchem Laboratories Tianjin Co. Ltd., Class A	30,380	589,942
Beijing Tongrentang Co. Ltd., Class A	100,800	670,853
Betta Pharmaceuticals Co. Ltd., Class A	30,112	187,477
CanSino Biologics Inc., Class A	10,138	262,167
Changchun High & New Technology Industry Group Inc., Class A	37,540	830,921
China Resources Sanjiu Medical & Pharmaceutical Co. Ltd., Class A	90,300	671,856
Dong-E-E-Jiao Co. Ltd., Class A	60,200	308,088
Humanwell Healthcare Group Co. Ltd., Class A	150,500	412,201
Jiangsu Hengrui Medicine Co. Ltd., Class A	573,142	3,146,951
Security	Shares	Value

Pharmaceuticals (continued)
Joincare Pharmaceutical Group Industry Co. Ltd., Class A	181,000	$288,432
Livzon Pharmaceutical Group Inc., Class A	60,200	289,757
Nanjing King-Friend Biochemical Pharmaceutical Co. Ltd., Class A	156,900	348,529
Shandong Buchang Pharmaceuticals Co. Ltd., Class A	93,327	244,427
Shanghai Fosun Pharmaceutical Group Co. Ltd., Class A	180,663	810,438
Shenzhen Salubris Pharmaceuticals Co. Ltd., Class A	106,900	451,355
Shijiazhuang Yiling Pharmaceutical Co. Ltd., Class A	150,960	625,792
Sichuan Kelun Pharmaceutical Co. Ltd., Class A	120,800	408,505
Yunnan Baiyao Group Co. Ltd., Class A	150,560	1,120,376
Zhangzhou Pientzehuang Pharmaceutical Co. Ltd., Class A	56,099	1,744,337
Zhejiang Huahai Pharmaceutical Co. Ltd., Class A	121,204	330,478
Zhejiang Jiuzhou Pharmaceutical Co. Ltd., Class A	80,800	391,840
Zhejiang NHU Co. Ltd., Class A	261,868	639,357
Zhejiang Wolwo Bio-Pharmaceutical Co. Ltd., Class A	54,500	349,330
		15,380,734
Real Estate Management & Development — 1.6%
China Merchants Shekou Industrial Zone Holdings Co. Ltd., Class A	692,300	1,241,538
China Vanke Co. Ltd., Class A	869,500	1,603,215
Gemdale Corp., Class A	391,718	419,422
Jinke Properties Group Co. Ltd., Class A(a)	458,000	110,941
Poly Developments and Holdings Group Co. Ltd., Class A	1,055,031	1,994,138
Seazen Holdings Co. Ltd., Class A(a)	207,366	373,396
Shanghai Lingang Holdings Corp. Ltd., Class A	180,600	282,528
Shanghai Zhangjiang High-Tech Park Development Co. Ltd., Class A	145,600	223,437
Youngor Group Co. Ltd., Class A	411,594	335,673
Zhejiang China Commodities City Group Co. Ltd., Class A	451,500	258,068
		6,842,356
Road & Rail — 0.8%
Beijing-Shanghai High Speed Railway Co. Ltd., Class A	3,675,894	2,237,536
Daqin Railway Co. Ltd., Class A	1,354,500	1,183,381
		3,420,917
Semiconductors & Semiconductor Equipment — 6.2%
Advanced Micro-Fabrication Equipment Inc., Class A(a)	59,964	906,138
Amlogic Shanghai Co. Ltd.(a)	35,362	276,598
China Resources Microelectronics Ltd.	97,421	673,866
Flat Glass Group Co. Ltd., Class A(a)	150,900	705,488
GCL System Integration Technology Co. Ltd., Class A(a)	513,700	229,097
GigaDevice Semiconductor Inc., Class A	60,757	683,087
Hangzhou First Applied Material Co. Ltd., Class A	122,450	1,077,576
Hangzhou Lion Electronics Co. Ltd.	60,200	352,396
Hangzhou Silan Microelectronics Co. Ltd., Class A	120,400	516,771
Ingenic Semiconductor Co. Ltd., Class A	45,700	423,230
JA Solar Technology Co. Ltd., Class A	210,700	1,799,790
JCET Group Co. Ltd., Class A	151,700	498,564
LONGi Green Energy Technology Co. Ltd., Class A	677,046	4,447,894
Montage Technology Co. Ltd., Class A	107,516	828,989
National Silicon Industry Group Co. Ltd., Class A(a)	201,486	558,388
NAURA Technology Group Co. Ltd., Class A	46,900	1,693,868
SG Micro Corp., Class A	33,650	687,991
Shenzhen SC New Energy Technology Corp., Class A	30,100	558,736
StarPower Semiconductor Ltd., Class A	16,600	843,390
TCL Zhonghuan Renewable Energy Technology Co. Ltd., Class A	278,999	1,504,683
Tianshui Huatian Technology Co. Ltd., Class A	210,700	253,165
TongFu Microelectronics Co. Ltd., Class A(a)	92,300	236,986
Trina Solar Co. Ltd.	192,643	1,748,899

Schedule of Investments (unaudited) (continued)	iShares® MSCI China A ETF
October 31, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Semiconductors & Semiconductor Equipment (continued)
Unigroup Guoxin Microelectronics Co. Ltd., Class A	79,679	$1,786,022
Will Semiconductor Co. Ltd. Shanghai, Class A	110,155	1,104,392
Yangzhou Yangjie Electronic Technology Co. Ltd.	50,200	351,342
Zhejiang Jingsheng Mechanical & Electrical Co. Ltd., Class A	120,401	1,172,287
		25,919,633
Software — 1.8%
360 Security Technology Inc., Class A	633,700	612,419
Beijing Kingsoft Office Software Inc., Class A	40,944	1,626,941
Beijing Shiji Information Technology Co. Ltd., Class A	139,012	240,083
Hundsun Technologies Inc., Class A	158,282	901,704
Iflytek Co. Ltd., Class A	210,750	1,008,956
NavInfo Co. Ltd., Class A	210,700	340,983
Sangfor Technologies Inc., Class A	40,400	693,647
Shanghai Baosight Software Co. Ltd., Class A	120,091	695,588
Thunder Software Technology Co. Ltd., Class A	40,900	551,111
Yonyou Network Technology Co. Ltd., Class A	301,849	1,008,803
		7,680,235
Specialty Retail — 1.0%
China Tourism Group Duty Free Corp. Ltd., Class A	175,841	3,843,569
Shanghai Yuyuan Tourist Mart Group Co. Ltd., Class A	331,406	283,598
		4,127,167
Technology Hardware, Storage & Peripherals — 0.6%
China Greatwall Technology Group Co. Ltd., Class A	271,400	413,302
GRG Banking Equipment Co. Ltd., Class A	180,600	231,979
Inspur Electronic Information Industry Co. Ltd., Class A	122,560	384,825
Ninestar Corp., Class A	120,410	940,306
Shenzhen Transsion Holding Co. Ltd., Class A	60,295	512,665
		2,483,077
Textiles, Apparel & Luxury Goods — 0.0%
Zhejiang Semir Garment Co. Ltd., Class A	244,100	149,310
Security	Shares	Value

Trading Companies & Distributors — 0.4%
Beijing United Information Technology Co. Ltd., Class A	47,955	$811,551
COSCO SHIPPING Development Co. Ltd., Class A	903,800	301,066
Sichuan New Energy Power Co. Ltd., Class A(a)	119,900	308,152
Xiamen C & D Inc., Class A	240,800	394,076
		1,814,845
Transportation Infrastructure — 0.4%
Liaoning Port Co Ltd., Class A	1,474,900	319,853
Shanghai International Airport Co. Ltd., Class A(a)	90,322	657,453
Shanghai International Port Group Co. Ltd., Class A	844,400	595,758
		1,573,064
Wireless Telecommunication Services — 0.3%
China United Network Communications Ltd., Class A	2,868,200	1,315,100

Total Common Stocks — 99.8%
(Cost: $412,377,216)		418,323,788

Rights

Pharmaceuticals — 0.0%
Kangmei Pharmaceutical Co. Ltd., (Expires 12/31/49)	30,064	—

Total Rights — 0.0%
(Cost: $0)		—

Total Investments — 99.8%
(Cost: $412,377,216)		418,323,788

Other Assets Less Liabilities — 0.2%		825,847

Net Assets — 100.0%		$419,149,635

(a)	Non-income producing security.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
FTSE China A50	61	11/29/22	$682	$(44,113)

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

●	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

●	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

●	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The

Schedule of Investments (unaudited) (continued)	iShares® MSCI China A ETF
October 31, 2022

Fair Value Hierarchy as of Period End (continued)

inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$1,737,942	$416,585,846	$—	$418,323,788
Rights	—	—	—	—
	$1,737,942	$416,585,846	$—	$418,323,788
Derivative financial instruments(a)
Liabilities
Futures Contracts	$—	$(44,113)	$—	$(44,113)

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviation

JSC	Joint Stock Company
NVS	Non-Voting Shares